OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2010
Estimated average burden
hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10379

Registrant Name: PIMCO California Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas, New York, NY 10105

Name and Address of Agent for Service: Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: April 30, 2008

Date of Reporting Period: January 31, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PIMCO California Municipal Income Fund
Schedule of Investments
January 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES–89.6%
$1,000	ABAG Finance Auth. for Nonprofit Corps., CP, 5.375%, 2/15/19	NR/BBB	$1,010,120
1,000	ABAG Finance Auth. for Nonprofit Corps. Rev.,
	5.375%, 11/15/25 (CA Mtg. Ins.)	NR/A+	1,031,240
1,385	Alvord Unified School Dist., GO, 5.375%, 8/1/29, Ser. C (FSA)	Aaa/NR	1,422,991
6,405	Campbell Union High School Dist., GO, 5.50%, 8/1/30 (FSA)	Aaa/NR	6,805,569
2,250	Capistrano Unified School Dist., Special Tax,
	5.75%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	2,418,773
5,250	Central JT Powers Health Financing Auth., CP,
	5.75%, 2/1/31, (Pre-refunded @ $101, 2/1/11) (b)	Baa2/AAA	5,817,683
	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
2,150	5.125%, 8/1/19	NR/BBB	2,189,452
350	5.85%, 8/1/33	NR/NR	358,393
4,650	5.85%, 8/1/33, (Pre-refunded @ $100, 8/1/13) (b)	NR/BBB	5,372,052
2,750	CSUCI Financing Auth. Rev.,
	5.00%, 9/1/31, Ser. A, (Pre-refunded @ $100, 9/1/11) (MBIA) (b)	Aaa/AAA	2,992,330
3,635	Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC)	Aaa/AAA	3,705,265
	East Side Union High School Dist., Santa Clara Cnty.,
	GO, Ser. E (XLCA)
1,985	zero coupon, 8/1/21	Aaa/AAA	1,056,556
1,490	zero coupon, 8/1/22	Aaa/AAA	734,704
	El Monte, CP (AMBAC),
10,790	4.75%, 6/1/30	Aaa/AAA	10,799,172
14,425	5.25%, 1/1/34	Aaa/AAA	14,842,604
	Foothill Eastern Corridor Agcy. Toll Road Rev.,
5,000	zero coupon, 1/15/33	Baa3/BBB−	1,095,500
5,000	zero coupon, 1/15/34	Baa3/BBB−	1,028,200
	Fremont Community Dist., Special Tax,
165	6.00%, 9/1/18	NR/NR	167,912
505	6.00%, 9/1/19	NR/NR	511,105
3,500	6.30%, 9/1/31	NR/NR	3,547,670
	Golden State Tobacco Securitization Corp. Rev.,
5,000	zero coupon, 6/1/37, Ser. A-2 (converts to 5.30% on 12/1/12)	Baa3/BBB	3,219,350
9,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	7,909,200
8,000	5.00%, 6/1/38, Ser. A (FGIC) (g)	A2/AA	7,931,120
17,500	6.25%, 6/1/33, Ser. A-1	Aaa/AAA	19,586,875
10,155	6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	11,998,336
540	7.875%, 6/1/42, Ser. A-3, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	667,672
	Health Facs. Finance Auth. Rev.,
130	5.00%, 7/1/18, (Pre-refunded @ $101, 7/1/08) (b)	A2/A	132,918
1,980	5.00%, 7/1/18	A2/A	2,005,542
5,315	5.125%, 7/1/18	NR/BBB+	5,324,142
3,000	5.25%, 10/1/14, Ser. B	NR/AAA	3,089,700

PIMCO California Municipal Income Fund
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Health Facs. Finance Auth. Rev., Catholic Healthcare West,
$125	5.00%, 7/1/28, (Pre-refunded @ $101, 7/1/08) (b)	A2/A	$127,806
875	5.00%, 7/1/28, (Partially pre-refunded @ $101, 7/1/08) (b)	A2/A	872,742
6,250	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges,
	5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC) (b)	Aaa/AAA	6,892,938
	La Quinta Redev. Agcy., Tax Allocation (AMBAC),
3,000	5.00%, 9/1/21	Aaa/AAA	3,142,320
10,000	5.10%, 9/1/31	Aaa/AAA	10,238,000
1,000	5.125%, 9/1/32	Aaa/AAA	1,028,310
1,495	Lincoln Public Financing Auth. Rev.,
	Twelve Bridges Ltd., 6.125%, 9/2/27	NR/NR	1,482,472
	Los Angeles Community Redev. Agcy., Tax Allocation,
520	5.875%, 9/1/26	NR/NR	495,867
325	6.00%, 9/1/31	NR/NR	317,180
5,000	Los Angeles Department of Water & Power Rev.,
	4.75%, 7/1/30, Ser. A-2 (FSA) (g)	Aaa/AAA	5,033,950
3,250	Los Angeles Unified School Dist., GO,
	5.125%, 7/1/21, Ser. E, (Pre-refunded @ $100, 7/1/12) (MBIA) (b)	Aaa/AAA	3,589,430
5,820	Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)	Aaa/AAA	6,252,542
195	Murrieta Valley Unified School Dist., Special Tax, VA,
	6.30%, 9/1/18, (Pre-refunded @ $102, 9/1/09) (b)	NR/NR	211,275
6,255	Orange Cnty. Sanitation Dist., CP,
	5.25%, 2/1/30, (Pre-refunded @ $100, 8/1/13) (FGIC) (b)	Aaa/AAA	7,070,464
1,080	Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21	NR/A	1,140,491
1,690	Rancho Etiwanda Public Facs., Special Tax,
	6.375%, 9/1/24, (Pre-refunded @ $102, 3/1/10) (b)	NR/NR	1,722,989
	Rancho Mirage Redev. Agcy., Tax Allocation,
1,190	5.50%, 4/1/24	Baa1/BBB+	1,230,924
1,580	5.625%, 4/1/33	Baa1/BBB+	1,623,687
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)	Aaa/AAA	8,628,231
	Riverside, Improvement Board Act 1915, Special Assessment,
500	6.15%, 9/2/19	NR/NR	512,800
1,350	6.375%, 9/2/26	NR/NR	1,384,749
575	Roseville, Woodcreek Community Facs. Dist., Special Tax,
	6.375%, 9/1/27 (Pre-refunded @ $102, 9/1/10) (b)	NR/NR	641,717
	Sacramento, Special Tax,
2,945	5.70%, 9/1/23	NR/NR	2,949,712
1,000	6.10%, 9/1/21	NR/NR	1,011,810
1,895	6.15%, 9/1/26	NR/NR	1,911,297
2,000	Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A (CA Mtg. Ins.)	NR/A+	2,041,400
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	549,823
1,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/32, Ser. A (MBIA)	Aaa/AAA	1,031,510
	San Francisco Bay Area Transit Financing Auth. Rev. (AMBAC),
880	5.125%, 7/1/36	Aaa/AAA	899,941
2,450	5.125%, 7/1/36, (Pre-refunded @ $100, 7/1/11) (b)	Aaa/AAA	2,670,378

PIMCO California Municipal Income Fund
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$720	San Francisco City & Cnty. Redev. Agcy. Rev.,
	Special Tax, 6.125%, 8/1/31	NR/NR	$723,506
5,065	San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)	Aaa/AAA	5,207,630
	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
5,000	5.50%, 1/15/28, Ser. A	Ba2/BB−	4,812,450
5,000	5.70%, 1/15/19, Ser. A	Ba2/BB−	5,147,700
230	San Jose, Improvement Board Act 1915,
	Special Assessment, 5.60%, 9/2/17, Ser. Q	NR/NR	234,860
5,000	San Jose Unified School Dist., Santa Clara Cnty., GO,
	5.125%, 8/1/25, Ser. D, (Pre-refunded @ $101, 8/1/10) (FSA) (b)	Aaa/AAA	5,399,650
	San Juan Unified School Dist., GO (FSA),
9,445	zero coupon, 8/1/22	Aaa/AAA	4,928,590
10,895	zero coupon, 8/1/25	Aaa/AAA	4,769,177
6,110	zero coupon, 8/1/26	Aaa/AAA	2,519,153
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19	NR/BBB	617,610
1,815	Santa Clara, CP, 5.00%, 2/1/32 (AMBAC)	Aaa/AAA	1,852,698
1,435	Santa Maria JT Union High School Dist., GO, 5.25%, 8/1/25, Ser. A, (Pre-refunded @ $102, 8/1/15) (FSA) (b)	Aaa/AAA	1,681,547
14,000	State, GO, 5.00%, 6/1/37	A1/A+	14,019,250
5,000	State Public Works Board, 5.00%, 11/1/32, Ser. F	A2/A	4,957,550
	Statewide Community Dev. Auth.,
900	Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	860,400
5,420	Gillispie School Rev., 6.625%, 10/1/31	NR/NR	5,421,951
15,250	Henry Mayo Newhall Memorial Hospital,
	5.125%, 10/1/30, (CA Mtg. Ins.)	NR/A+	15,485,155
3,000	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	3,121,500
4,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA−	4,114,320
2,445	St. Marks School Rev., 6.75%, 6/1/28 (a)	NR/NR	2,534,291
4,165	Tehiy Day School Rev., 6.625%, 11/1/31	NR/NR	4,079,159
910	Windrush School Rev., 5.50%, 7/1/37	NR/NR	876,603
	Statewide Community Dev. Auth., CP,
	Catholic West, 6.50%, 7/1/20,
8,000	(Pre-refunded @ $101, 7/1/10)(b)	A2/NR	8,854,301
8,000	Internext Group, 5.375%, 4/1/30	NR/BBB	7,762,640
8,000	Tobacco Securitization Agcy. Rev., Los Angeles Cnty., zero coupon, 6/1/28, (converts to 5.45% on 12/1/10)	Baa3/NR	6,344,480
	Tobacco Securitization Auth. Rev., Ser. A,
1,500	(Pre-refunded @ $100, 6/1/11) (b) 5.25%, 6/1/31,	Aaa/AAA	1,635,180
9,300	5.375%, 6/1/41	Aaa/AAA	10,174,944
1,650	Town of Apple Valley, CP, VA, 5.375%, 6/1/21 (CA Mtg. Ins.)	NR/A+	1,745,354
	Tustin Unified School Dist., Special Tax,
2,345	5.50%, 9/1/22	NR/NR	2,201,275
2,520	5.60%, 9/1/29	NR/NR	2,377,015
2,000	5.625%, 9/1/32	NR/NR	1,889,440

PIMCO California Municipal Income Fund
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Univ. Rev.,
$8,000	4.75%, 5/15/35, Ser. F (FSA) (g)	Aaa/AAA	$8,059,920
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aaa/AAA	10,255,500
3,750	West Kern Cnty. Water Dist., CP,
	5.625%, 6/1/31, (Pre-refunded @ $101, 6/1/10) (b)	Baa2/NR	4,065,825
	Total California Municipal Bonds & Notes (cost–$344,561,559)		364,209,525
OTHER MUNICIPAL BONDS & NOTES–8.2%
	Illinois–1.4%
	Educational Facs. Auth. Rev., Univ. of Chicago,
5,260	5.00%, 7/1/33	Aa1/AA	5,392,342
240	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (b)	Aa1/AA	266,820
			5,659,162
	Iowa–2.0%
8,700	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	8,165,124
	Louisiana–0.4%
1,750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,711,850
	New Jersey–1.7%
	Tobacco Settlement Financing Corp. Rev.,
1,685	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	1,911,801
2,210	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (b)	Aaa/AAA	2,518,671
2,315	6.375%, 6/1/32	Aaa/AAA	2,657,087
			7,087,559
	New York–0.5%
1,860	State Dormitory Auth. Rev., Hospital Center, 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,023,699
	Puerto Rico–1.7%
	Electric Power Auth. Power Rev.,
260	5.125%, 7/1/29, Ser. NN, (Pre-refunded @ $100, 7/1/13) (b)	A3/BBB+	290,675
990	5.125%, 7/1/29, Ser. HH, (Pre-refunded @ $101, 7/1/10) (b)	Aaa/AAA	1,106,800
	Puerto Rico Sales Tax Financing Corp. Rev.,
19,200	zero coupon, 8/1/47 (AMBAC)	Aaa/AAA	2,227,392
24,000	zero coupon, 8/1/54 (AMBAC)	Aaa/AAA	1,900,560
21,600	zero coupon, 8/1/56	A1/A+	1,533,600
			7,059,027
	Rhode Island–0.4%
1,500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	1,509,720

PIMCO California Municipal Income Fund
Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	South Carolina–0.1%
$340	Tobacco Settlement Rev. Management Auth. Rev.,
	6.375%, 5/15/30, Ser. B	Baa3/BBB	$345,855
	Total Other Municipal Bonds & Notes (cost – $32,554,794)		33,561,996
CALIFORNIA VARIABLE RATE NOTES (d)(e)–1.4%
4,001	Los Angeles Wastewater System Rev.,
	12.12%, 6/1/28, Ser. 318 (FGIC) (a) (c)	Aaa/NR	4,401,900
1,000	Sacramento Cnty. Sanitation Dist. Rev.,
	10.991%, 8/1/13, Ser. 1034 (MBIA)	NR/AAA	1,157,450
	Total California Variable Rate Notes (cost–$4,878,821)		5,559,350
OTHER VARIABLE RATE NOTES (a)(c)(e)–1.1%
	Illinois–1.1%
4,000	Chicago Rev., 10.131%, 5/1/14, Ser. 1419 (AMBAC) (cost–$4,366,909)	NR/AAA	4,540,000
	Total Investments before options written (cost–$386,362,083)–100.3%		407,870,871
OPTIONS WRITTEN (f)–(0.3)%
Contracts
	Call Options–(0.3)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
432	strike price $114, expires 2/22/08		(1,255,500)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
432	strike price $110, expires 2/22/08		(6,750)
	Total Options Written (premiums received–$596,164)		(1,262,250)
	Total Investments net of options written (cost–$385,765,919)–100.0%		$406,608,621

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $11,476,191, representing 2.82% of total investments.
(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(e)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2008.
(f)	Non-income producing.
(g)	Residual Interest Bonds held in Trust – Represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. – insured by California Mortgage Insurance
CA St. Mtg. – insured by California State Mortgage
CBOT – Chicago Board of Trade
CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FSA – insured by Financial Security Assurance, Inc.
GO – General Obligation Bond
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated
VA – Department of Veterans Affairs
XLCA – insured by XL Capital Assurance

Other Investments:

(1) Futures contracts outstanding at January 31, 2008:

Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation
Short: U.S. Treasury Bond Futures	(56)	$(6,682)	3/19/08	$3,500

(2) Transactions in options written for the nine months ended January 31, 2008:

	Contracts/Notional	Premiums
Options outstanding, April 30, 2007	—	$—
Options written	864	596,164
Options outstanding, January 31, 2008	864	$596,164

Item 2. Controls and Procedures

(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 26, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 26, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 26, 2008